Financial instruments - Noncontrolling interests subject to put provisions (Details) € in Thousands		12 Months Ended			36 Months Ended
	Sep. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 EUR (€) item
Reconciliation of changes in fair value measurement
Number of put options exercised | item					30
Assets at beginning of period		€ 26,242,268	€ 24,025,215
Transfer from Level 2	€ 186,427
Assets at end of period		32,934,735	26,242,268	€ 24,025,215	€ 32,934,735
Liabilities at beginning of period		13,340,310
Liabilities at end of period		19,707,498	13,340,310		19,707,498
Equity investments | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Transfer from Level 2		186,427
Increase		2,233
Gains (losses) recognised in profit or loss		128
Foreign currency translation and other changes		(5,734)
Assets at end of period		183,054			183,054
Variable payments outstanding for acquisition | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period		172,278	205,792	223,504	223,504
Increase		4,828	19,051	21,128
Decrease		(43,941)	(15,734)	(32,764)
(Gain) loss recognized in profit or loss		(41,537)	(36,327)	(2,685)
Foreign currency translation and other changes		(1,951)	(504)	(3,391)
Liabilities at end of period		89,677	172,278	205,792	89,677
Noncontrolling interests subject to put provisions
Reconciliation of changes in fair value measurement
Put provision exercisable		385,924	408,525	324,814	385,924
Consideration for put provisions exercised					143,109
Liabilities at beginning of period		818,871	830,773
Liabilities at end of period		934,425	818,871	830,773	934,425
Noncontrolling interests subject to put provisions | Fair Value | Level 3
Reconciliation of changes in fair value measurement
Liabilities at beginning of period		818,871	830,773	1,007,733	1,007,733
Increase		109,109	53,731	85,322
Decrease		(20,269)	(50,706)	(121,057)
(Gain) loss recognized in profit or loss		154,436	142,279	160,916
(Gain) loss recognized in equity		13,701	(50,612)	(20,012)
Dividends		(153,614)	(139,742)	(164,404)
Foreign currency translation and other changes		12,191	33,148	(117,725)
Liabilities at end of period		€ 934,425	€ 818,871	€ 830,773	€ 934,425